Leases (Tables)	12 Months Ended
May 31, 2014
Leases (Tables) [Abstract]
Schedule of Rent Expense Under Operating Leases
Rent expense under operating leases for the years ended May 31 was as follows (in millions):

	2014	2013	2012

Minimum rentals	$2,154	$2,061	$2,018
Contingent rentals(1)	197	192	210
	$2,351	$2,253	$2,228

(1)	Contingent rentals are based on equipment usage.

Schedule of Future Minimum Lease Payments, Operating Leases
	Operating Leases
	Aircraft		Total
	and Related	Facilities	Operating
	Equipment	and Other	Leases

2015	$448	$1,614	$2,062
2016	453	1,450	1,903
2017	392	1,540	1,932
2018	326	1,129	1,455
2019	273	955	1,228
Thereafter	550	6,264	6,814
Total	$2,442	$12,952	$15,394